Taxes on Income (Schedule of Deferred Taxes) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	€ 1,604	€ 1,854
Changes recognized due to business combination	(4,887)
Changes recognized in profit or loss	(922)	(250)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	(4,205)	1,604
Financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(1,279)	(1,184)
Changes recognized due to business combination	(7,678)
Changes recognized in profit or loss	1,565	(95)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	(7,392)	(1,279)
Fixed Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(3,061)	(3,019)
Changes recognized due to business combination
Changes recognized in profit or loss	(117)	(42)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	(3,178)	(3,061)
Finance Lease Obligations And Long Term Loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	2,104	2,020
Changes recognized due to business combination
Changes recognized in profit or loss	(84)	(46)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	2,020	2,104
Swap contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	178	139
Changes recognized due to business combination
Changes recognized in profit or loss	(61)	39
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	117	178
Losses on Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	3,662	3,768
Changes recognized due to business combination	2,791
Changes recognized in profit or loss	(2,225)	106
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	€ 4,228	€ 3,662